Significant Accounting Policies - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Right-of-use assets	₽ 14,579	₽ 9,269	₽ 5,534	₽ 5,534
Additional lease liabilities			5,264
Prepayments related to operating leases derecognized			185
Accrued provision under operating leases-incentives in trade and other payables			₽ 158
Applicable tax rate	20.00%
Russia [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	20.00%
Cyprus [member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	12.50%